Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Percentage of revenue	10.00%
Revenues (in Dollars)	$ 14,262	$ 16,770	$ 141,760	$ 9,072,130
Provision for inventory (in Dollars)			551,492
Transactions losses (in Dollars)			1,231,954	$ 1,433,388
Cash, FDIC insured amount (in Dollars)			$ 250,000
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			15.00%	99.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			11.00%	36.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			20.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			14.00%	23.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			15.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			17.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			15.00%
Supplier Concentration Risk [Member] | Vendor One [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			37.00%	39.00%
Supplier Concentration Risk [Member] | Vendor One [Member] | Accounts Payables [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			19.00%
Supplier Concentration Risk [Member] | Vendor Two [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			36.00%
Supplier Concentration Risk [Member] | Vendor Two [Member] | Accounts Payables [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			13.00%